Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies
Commitments and Contingencies

12. Commitments and Contingencies

Capital commitments

The Group had the following capital commitments:

June 30, 2019
(in US$’000)
Property, plant and equipment
Contracted but not provided for	3,679

The Group does not have any other significant commitments or contingencies.